SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		1 Months Ended				12 Months Ended
	May 10, 2021 USD ($) ft²	Aug. 31, 2023 shares	Jul. 31, 2022 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2011 USD ($)	Oct. 01, 2020 USD ($)
Uncollectable account receivable written-off								$ 99,528
Allowance for uncollectable balances						13,004	13,337	14,691
Allowance for doubtful accounts
Inventory reserve						1,079	6,869
Short term investments							20,343	565
Estimated useful lives of intangible assets						50 years
Payments to acquire property, plant, and equipment						$ 61,906	27,695	51,878
Land acquired | ft²	8.2
Impairment of long-lived assets						0	0
Operating lease right of use assets						312,067	546,690			$ 200,000
Operating lease liabilities						319,017	557,384			$ 200,000
Deferred revenue						106,514	188,745	1,096,101
Deferred revenue, revenue recognized						133,533	1,080,178	403,399
Research and development expense						298,469	424,558	249,050
Government subsidies						$ 25,415	1,306,627	449,972
Value added tax rate description						17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%)
Employee defined cost						$ 93,190	$ 80,150	$ 54,189
Grant stock option directors to purchase, shares | shares						37,500	52,036
Antidilutive shares | shares						58,507	35,290	90,402
Option Shares [Member]
Antidilutive shares | shares						58,507	35,290	36,000
Underwriter Warrants [Member]
Antidilutive shares | shares								101,200
Third Party Consultants [Member]
Number of ordianary shares | shares						570,000	633,333
Director [Member]
Grant stock option directors to purchase, shares | shares		37,500	29,600	22,436	36,000
VAT [Member]
Income tax payable						$ 1,338,800
CHINA
Income tax payable						1,041,862
Tongchuan CIP Project [Member]
Payments to acquire property, plant, and equipment									$ 200,000
Yumen CIP Project [Member]
Payments to acquire property, plant, and equipment	$ 300,000
Other Income [Member]
Short term investments							$ 20,343	$ 565
Selling and Marketing Expense [Member]
Advertising expenses						$ 11,344	$ 41,578	$ 25,397
Xi'an DT [Member]
Non-controlling interests rate						25.00%
Tianjin YHX [Member]
Non-controlling interests rate						49.00%	49.00%